Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Jun. 30, 2025
Interest rate risk [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Summary of Judgments of Reasonably Possible Movements

At June 30, 2025, 2024 and 2023, if interest rates moved, with all variables held constant, post tax (loss)/profit and equity would have been affected as illustrated in the following table:

	Post tax (loss)/profit impact
	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Judgments of reasonably possible movements
+0.50% (50 basis points) (2024:+0.50%, 2023:+0.50%)	120	283	270
-0.50% (50 basis points) (2024:-0.50%, 2023:-0.50%)	(120)	(283)	(270)

Currency Risk
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Summary of Judgments of Reasonably Possible Movements

At June 30, 2025, 2024 and 2023, had the United States dollar moved with all other variables held constant, post-tax (loss) profit and equity would have been affected as illustrated in the table below:

	Post tax (loss)/profit impact
	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Judgments of reasonably possible movements
Consolidated
AUD/USD +10% (2024:+10%, 2023:+10%)	(299)	(9,006)	(3,847)
AUD/USD -10% (2024:-10%, 2023:-10%)	365	11,007	4,702

Summary of Exposure to Foreign Currency Risk

At the reporting date, the Group has the following exposure to foreign currencies. :

	Consolidated
	AUD	EURO	GBP	CAD
2025	US$(000's)	US$(000's)	US$(000's)	US$(000's)
Financial assets
Cash	7,581	—	—	—
Receivables	26	—	—	—
Financial liabilities
Payables	(3,225)	—	(6)	(5)
Other financial liabilities	—	—	—	—
Net exposure	4,382	—	(6)	(5)

	Consolidated
	AUD	EURO	GBP	CAD
2024	US$(000's)	US$(000's)	US$(000's)	US$(000's)
Financial assets
Cash	131,914	—	—	—
Receivables	486	—	—	—
Financial liabilities
Payables	(2,350)	(488)	(3)	(13)
Other financial liabilities	—	—	—	—
Net exposure	130,050	(488)	(3)	(13)

Liquidity Risk
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Summary of Undiscounted Cash Flows of the Financial Liabilities

The table below reflects undiscounted cash flows of the financial liabilities.

	Consolidated
	Carrying amount	Less than 3 months	Between 3 months and 1 year	1 year and later	Total
	US$(000's)	US$(000's)	US$(000's)	US$(000's)	US$(000's)
June 30, 2025
Non-derivative liabilities
Payables	2,917	2,917	-	-	2,917
Accrued expenses	6,819	6,819	-	-	6,819
Financial liability - DFA[1]	246,993	-	246,993	-	246,993
Total	256,729	9,736	246,993	-	256,729

	Consolidated
	Carrying amount	Less than 3 months	Between 3 months and 1 year	1 year and later	Total
	US$(000's)	US$(000's)	US$(000's)	US$(000's)	US$(000's)
June 30, 2024
Non-derivative liabilities
Payables	9,472	9,472	-	-	9,472
Accrued expenses	28,483	27,279	1,204	-	28,483
Financial liability - DFA	200,536	-	-	731,000	731,000
Total	238,491	36,751	1,204	731,000	768,955

1. Following the termination of the clinical trials, the Group did not have a right to defer settlement of the liability for at least twelve months after the reporting period and therefore the liability is reflected in the period between 3 months and 1 year. Refer to Note 27.